7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of Minimum lease payments in respect of lease liability (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Minimum lease payments in respect of lease liability
	2025	2024
Undiscounted minimum lease payments:
Less than one year	$46,620	$-
Second year	47,250	-
	93,870	-
Effects of discounting	(10,815)	-
Present value of minimum lease payments	83,055	-
Less: current portion	(38,738)	-
Non-current portion	$44,317	$-